Change in Standards, Interpretations and Accounting Policies - Schedule of Consolidated Financial Statements Were Affected by the Adoption of IFRS 16 (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
ASSETS
Prepaids	$ 14,486	$ 12,733		$ 1,452
Capital assets (note 10)	18,791	21,471		41,113
Right-of-use assets (note 11)	8,557	33,254		39,149
LIABILITIES
Accounts payable and accrued liabilities (note 13)	16,835	22,808		31,855
Current portion of lease liabilities (note 14)	6,946	8,290
Long-term portion of lease liabilities (note 14)	26,506	29,947
Long-term portion of operating and finance lease inducements and obligations				1,850
Other long-term liabilities (note 17)	$ 313	$ 285		$ 5,695
IFRS 16
ASSETS
Prepaids			$ 1,368
Capital assets (note 10)			40,070
Right-of-use assets (note 11)			39,149
LIABILITIES
Accounts payable and accrued liabilities (note 13)			29,356
Current portion of lease liabilities (note 14)			8,575
Long-term portion of lease liabilities (note 14)			34,126
Other long-term liabilities (note 17)			5,365
IFRS 16 | Adjustments for the Transition to IFRS 16
ASSETS
Prepaids			(84)
Capital assets (note 10)			(1,043)
Right-of-use assets (note 11)			39,149
LIABILITIES
Accounts payable and accrued liabilities (note 13)			(2,499)
Current portion of lease liabilities (note 14)			8,575
Long-term portion of lease liabilities (note 14)			34,126
Long-term portion of operating and finance lease inducements and obligations			(1,850)
Other long-term liabilities (note 17)			$ (330)